Financial Instruments - Disclosure of Components of Mutual Fund Investments Financial Assets at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 1,168,355	R$ 1,243,764
Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	1,168,355	1,243,764
Vinci Monalis FIM Credito Privado IE [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	991,470	1,057,547
Vinci Multiestratgia FIM [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	11,642	165,339
Vinci International Master Portfolio SPC [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	606	12,824
Vinci Institucional FI RF Referenciado DI [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	62,687	0
Vinci Reservas Tecnicas FI RF DI [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	2,199	0
Retirement Services Investment Funds [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	85,554	0
FI Vinci Renda Fixa CP [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 14,197	R$ 8,054